INVESTMENT PROPERTIES - Roll Forward of Investment Property Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	$ 64,613	$ 72,610
Changes resulting from:
Property acquisitions	760	571
Capital expenditures	1,298	1,554
Property dispositions	(308)	(1,650)
Fair value (losses) gains, net	(1,058)	1,962
Foreign currency translation	(1,677)	(595)
Transfers between commercial properties and commercial developments	0	0
Impact of deconsolidation due to loss of control		0
Manager Reorganization		0
Reclassifications of assets held for sale and other changes	(1,547)	(9,839)
Balance, end of year	68,585	64,613	$ 72,610
Right-of-use assets	393	204
Current lease liabilities	163	160
Non-current lease liabilities	1,049	690
Accounts payable and other
Changes resulting from:
Current lease liabilities	122	118
Other non-current liabilities
Changes resulting from:
Non-current lease liabilities	810	558
Investment Properties | BSREP III
Changes resulting from:
Impact of deconsolidation due to loss of control	(575)
Manager Reorganization	7,079
Commercial properties
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	62,313	70,294
Changes resulting from:
Property acquisitions	760	491
Capital expenditures	870	796
Property dispositions	(307)	(1,299)
Fair value (losses) gains, net	(1,122)	1,791	(1,607)
Foreign currency translation	(1,528)	(558)
Transfers between commercial properties and commercial developments	387	635
Impact of deconsolidation due to loss of control	(575)	0
Manager Reorganization	6,321	0
Reclassifications of assets held for sale and other changes	(1,052)	(9,837)
Balance, end of year	66,067	62,313	70,294
Right-of-use assets	1,045	557
Commercial developments
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	2,300	2,316
Changes resulting from:
Property acquisitions	0	80
Capital expenditures	428	758
Property dispositions	(1)	(351)
Fair value (losses) gains, net	64	171	219
Foreign currency translation	(149)	(37)
Transfers between commercial properties and commercial developments	(387)	(635)
Impact of deconsolidation due to loss of control	0	0
Manager Reorganization	758	0
Reclassifications of assets held for sale and other changes	(495)	(2)
Balance, end of year	2,518	2,300	$ 2,316
Right-of-use assets	$ 127	$ 24